Note 14 - Shareholders' Equity - Stock Acquisition Rights Plan (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017
Unexercised options outstanding (in shares)	557	458
Unexercised options outstanding (in shares)	111,400	91,600
Unexercised options outstanding (in JPY per share)	¥ 1	¥ 1
Unexercised options outstanding (in JPY per share)	1
Exercisable options—March 31, 2017 (in shares)			557
Exercisable options—March 31, 2017 (in shares)			111,400
Exercisable options—March 31, 2017 (in JPY per share)	¥ 1		¥ 1
Exercisable options—March 31, 2017 (Year)	26 years 109 days
Exercisable options—March 31, 2017			¥ 223,536
Expected to vest after July 12, 2017 (in shares)			162
Granted (in shares)	162	151
Granted (in shares)	32,400	30,200
Granted (in JPY per share)	¥ 1	¥ 1
Exercised (in shares)		(52)
Exercised (in shares)		(10,400)
Exercised (in JPY per share)		¥ 1
Expected to vest after July 12, 2017 (in shares)			32,400
Expected to vest after July 12, 2017 (in JPY per share)			¥ 1
Expected to vest after July 12, 2017 (Year)	29 years 109 days
Unexercised options outstanding (in shares)	143,800	111,400
Unexercised options outstanding (in shares)	719	557
Expected to vest after July 12, 2017			¥ 65,014
Unexercised options outstanding (in JPY per share)		¥ 1